Stockholders' Deficit - Preferred Stock (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Feb. 28, 2021
Stockholders' Deficit
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0	0
Preferred shares, shares outstanding	0	0